Commitments And Contingencies (Details) $ in Thousands	12 Months Ended
Jan. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Expected on-site remediation liability, year one	$ 200
Expected on-site remediation liability, year two	200
Expected on-site remediation liability, year three	200
Expected on-site remediation liability, year four	200
Expected on-site remediation liability, year five	200
Estimated Litigation Liability	1,500
Loss Contingency, Range of Possible Loss, Minimum	1,000
Loss Contingency Accrual	$ 1,500
Redfield Site [Member]
Loss Contingencies [Line Items]
Liability for on-site remediation, discounted rate	4.80%
On-site remediation liability, undiscounted basis	$ 15,400
Expected on-site remediation liability, thereafter	14,400
Cumulative expenditures for both on-site and off-site remediation	26,900
Reserve for anticipated future remediation activities	9,800
Reserve for anticipated future remediation activities for on-site remediation	5,200
Reserve for anticipated future remediation activities for off-site remediation	4,600
Redfield Site Other Liabilities [Member]
Loss Contingencies [Line Items]
Accrual for environmental loss contingencies in other liabilities	9,100
Redfield Site Other Accrued Expense [Member]
Loss Contingencies [Line Items]
Accrual for environmental loss contingencies in other accrued expenses	$ 700
New York Tannery And Two Associated Landfills [Member]
Loss Contingencies [Line Items]
Liability for on-site remediation, discounted rate	6.40%
Expected on-site remediation liability, thereafter	$ 800
Accrual for environmental loss contingencies in other accrued expenses	200
Accrued liability to complete the cleanup, maintenance and monitoring at all sites	1,300
Accrued liability on an undiscounted basis	$ 1,800